Supplemental Balance Sheet Data (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Balance Sheet Related Disclosures [Abstract]
Schedule of Accounts Receivable, Net
Accounts receivable consist of the following (dollars in thousands):

	June 30, 2012	December 31, 2011
Gross trade accounts receivable:
Total trade accounts receivable (1)	$447,699	$415,428
Less: Allowance for revenue adjustments (1)	(72,097)	(17,673)
Gross trade accounts receivable	375,602	397,755
Less: Allowance for bad debt	(4,692)	(3,477)
Net trade accounts receivable	370,910	394,278
Other receivables	6,065	7,680
	$376,975	$401,958
(1) The increase is due primarily to Merger-related fair value adjustments to trade accounts receivable and the allowance for revenue adjustments upon the close of the Merger.

Accounts receivable consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Gross trade accounts receivable:
Total trade accounts receivable	$415,428	$498,882
Less: Allowance for revenue adjustments	(17,673)	(87,035)
Gross trade accounts receivable (1)	397,755	411,847
Less: Allowance for bad debt (1)	(3,477)	(9,970)
Net trade accounts receivable	394,278	401,877
Other receivables	7,680	12,206
	$401,958	$414,083
_____________________
(1) Total trade accounts receivable and the related allowance for revenue adjustments and allowance for bad debt was $469.0 million, $70.5 million and $10.6 million, respectively, on November 3, 2011 immediately prior to the closing of the Merger.

Schedule of Inventories, Net
Inventories consist of the following (dollars in thousands):

	June 30, 2012	December 31, 2011
Finished goods and tissue available for distribution	93,841	99,028
Goods and tissue in-process	13,637	14,005
Raw materials, supplies, parts and unprocessed tissue	72,106	77,691
	179,584	190,724
Less: Amounts expected to be converted into equipment for short-term rental	(11,129)	(10,507)
Reserve for excess and obsolete inventory	(13,463)	(1,974)
	154,992	178,243

Inventories consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Finished goods and tissue available for distribution	$99,028	$92,769
Goods and tissue in-process	14,005	9,507
Raw materials, supplies, parts and unprocessed tissue	77,691	96,197
	190,724	198,473
Less: Amounts expected to be converted into equipment for short-term rental	(10,507)	(10,008)
Reserve for excess and obsolete inventory	(1,974)	(15,913)
	$178,243	$172,552

Schedule of Net Property, Plant and Equipment
Net property, plant and equipment consists of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Land	$7,336	$741
Buildings	28,971	17,810
Equipment for short-term rental	262,641	342,428
Machinery, equipment and furniture	206,573	371,736
Leasehold improvements	67,256	81,868
Inventory to be converted to equipment	10,507	10,008
	583,284	824,591
Less accumulated depreciation	(37,937)	(553,528)
	$545,347	$271,063

Schedule of Accrued Expenses and Other
Accrued expenses and other consist of the following (dollars in thousands):

	December 31, 2011	December 31, 2010
	Successor	Predecessor
Payroll, benefits, commissions, bonuses and related taxes	$79,721	$83,238
Royalty accrual	63,800	50,688
Interest accruals	43,585	4,784
Restructuring charges	20,870	1,715
Sales and other taxes	19,977	12,664
Deferred compensation	5,639	—
Insurance accruals	6,288	7,249
Derivative liability	581	5,102
Other accrued expenses	71,156	60,084
	$311,617	$225,524